Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Warranty reserve	$ 658	$ 564
Compensation and benefits	4,360	3,100
VAR commissions	265	520
Professional services	1,725	2,907
Marketing and advertising	122	780
Other	281	297
Total accrued expenses	$ 7,411	$ 8,168